CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 259,955	$ 64,820
Restricted cash	4,428	37,500
Prepaid expenses	291,428	170,155
Other current assets		7,014
Total current assets	555,811	279,489
Property and equipment, net	1,407	9,584
Other assets
Deposits and other assets		34,290
Total other assets		34,290
Total assets	557,218	323,363
Current liabilities
Accounts payable	100,921	274,650
Accrued payroll and related expenses	54,512	167,337
Accrued expenses	143,826	98,700
Provision for conversion of Series B preferred stock	6,715	118,821
Convertible debt, net of discount	235,000
Provision for conversion of convertible debt	265,000
Deferred rent		2,450
Total current liabilities	805,974	661,958
Noncurrent liabilities
Series B warrants	551,322	1,112,308
Total noncurrent liabilities	551,322	1,112,308
Total liabilities	1,357,296	1,774,266
Commitments and contingencies (Note 3)
Stockholders' deficit
Common stock, $0.001 par value; 236 million shares authorized; 33,622,829 issued and outstanding as of December 31, 2017 and 21,563,163 issued and outstanding as of December 31, 2016	33,623	21,563
Additional paid-in-capital	9,444,831	7,163,064
Warrants	982,911	837,711
Accumulated deficit	(14,030,871)	(10,936,573)
Total stockholders' deficit	(3,569,506)	(2,914,235)
Total liabilities and stockholders' deficit	557,218	323,363
Redeemable Convertible Series B Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value	822,201	1,169,663
Convertible Series C Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value		293,669
Convertible Series D Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value	169,446
Redeemable Convertible Series F Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value	$ 1,777,781